Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments And Risk Management
Financial Instruments and Risk Management
Mylan is exposed to certain financial risks relating to its ongoing business operations. The primary financial risks that are managed by using derivative instruments are foreign currency risk, interest rate risk and equity risk.

Foreign Currency Risk Management
In order to manage foreign currency risk, Mylan enters into foreign exchange forward contracts to mitigate risk associated with changes in spot exchange rates of mainly non-functional currency denominated assets or liabilities. The foreign exchange forward contracts are measured at fair value and reported as current assets or current liabilities on the Consolidated Balance Sheets. Any gains or losses on the foreign exchange forward contracts are recognized in earnings in the period incurred in the Consolidated Statements of Operations.

The Company has also entered into forward contracts to hedge forecasted foreign currency denominated sales from certain international subsidiaries. These contracts are designated as cash flow hedges to manage foreign currency transaction risk and are measured at fair value and reported as current assets or current liabilities on the Consolidated Balance Sheets. Any changes in fair value are included in earnings or deferred through accumulated other comprehensive earnings (“AOCE”), depending on the nature and effectiveness of the offset.

Interest Rate Risk Management
The Company enters into interest rate swaps in order to manage interest rate risk associated with the Company’s fixed- and floating-rate debt. These derivative instruments are measured at fair value and reported as current assets or current liabilities on the Consolidated Balance Sheets.

The Company’s interest rate swaps designated as cash flow hedges fix the interest rate on a portion of the Company’s variable-rate debt or hedge part of the Company’s interest rate exposure associated with the variability in the future cash flows attributable to changes in interest rates. Any changes in fair value are included in earnings or deferred through AOCE, depending on the nature and effectiveness of the offset. Any ineffectiveness in a cash flow hedging relationship is recognized immediately in earnings in the Consolidated Statements of Operations. In conjunction with the senior notes offering during the second quarter of 2013 and the related repayment of the Company’s variable-rate U.S. Term Loans (the “U.S. Term Loans”) (see Note 7), the Company terminated all existing interest rate swaps that had previously fixed the interest rate on a portion of the Company’s variable-rate U.S. Term Loans. As a result, during the year ended December 31, 2013, approximately $0.8 million that had previously been classified in AOCE was recognized into other (expense) income, net, as the forecasted transaction was no longer probable of occurring. In addition, $750 million of floating-rate debt interest rate swaps that were extended through forward-starting swaps were terminated during the year ended December 31, 2013 in the transaction described above. The total notional amount of the Company’s interest rate swaps on floating-rate debt was $850 million as of December 31, 2012. There were no interest rate swaps on floating-rate debt as of December 31, 2013.

In anticipation of issuing fixed-rate debt, the Company may use treasury rate locks or forward starting interest rate swaps that are designated as cash flow hedges. During the first and third quarters of 2013, the Company entered into a series of forward starting swaps to hedge against changes in interest rates that could impact the Company’s expected financing of the acquisition of Agila. These interest rate swaps were designated as cash flow hedges of expected future interest payments. In February 2013, the Company executed interest rate swaps with a notional value of $1.07 billion. In September 2013, the terms of these swaps were extended to an effective date in November 2013 and the Company executed an additional $930 million of notional value of interest rate swaps with an effective date in November 2013. In November 2013 all of the swaps were terminated in conjunction with the completion of the financing of the Agila acquisition. A gain of $41.2 million is recorded in AOCE, which will be amortized over the term of the related financing transactions. In addition, $0.8 million of hedge ineffectiveness was recorded in other (expense) income, net.

In April 2013, the Company entered into a series of forward starting swaps to hedge against changes in interest rates that could impact future debt issuances. These swaps are designated as cash flow hedges of expected future interest payments related to these issuances. The Company executed $1.80 billion of notional value swaps with effective dates ranging from December 2014 to August 2015. These swaps have maturities of ten years.

The Company's interest rate swaps designated as fair value hedges convert the fixed rate on a portion of the Company's fixed-rate senior notes to a variable rate. These interest rate swaps designated as fair value hedges are measured at fair value and reported as assets or current liabilities in the Consolidated Balance Sheets. Any changes in the fair value of these derivative instruments, as well as the offsetting change in fair value of the portion of the fixed-rate debt being hedged, is included in interest expense. In June 2013, the Company entered into interest rate swaps with a notional value of $500 million that were designated as hedges of the Company’s 1.800% Senior Notes due 2016. The variable rate was 1.41% at December 31, 2013. In December 2013, the Company entered into interest rate swaps with a notional value of $750 million that were designated as hedges of the Company’s 3.125% Senior Notes due 2023. The variable rate was 0.57% at December 31, 2013. The total notional amount of the Company’s interest rate swaps on fixed-rate debt was $1.8 billion and $500 million as of December 31, 2013 and December 31, 2012 respectively.

In November 2011, the Company terminated certain interest rate swaps that had previously fixed the interest rate on a portion of the Company’s term loans. As a result, during the year ended December 31, 2011, charges of approximately $13.9 million that had previously been classified in AOCE were recognized into other (expense) income, net.

Certain derivative instrument contracts entered into by the Company are governed by Master Agreements, which contain credit-risk-related contingent features that would allow the counterparties to terminate the contracts early and request immediate payment should the Company trigger an event of default on other specified borrowings. The Company is not subject to any obligations to post collateral under derivative instrument contracts.

The Company maintains significant credit exposure arising from the convertible note hedge on its Cash Convertible Notes. Holders may convert their Cash Convertible Notes subject to certain conversion provisions determined by a) the market price of the Company’s common stock, b) specified distributions to common shareholders, c) a fundamental change, as defined in the purchase agreement, or d) certain time periods specified in the purchase agreement. The conversion feature can only be settled in cash and, therefore, it is bifurcated from the Cash Convertible Notes and treated as a separate derivative instrument. In order to offset the cash flow risk associated with the cash conversion feature, the Company entered into a convertible note hedge with certain counterparties. Both the cash conversion feature and the purchased convertible note hedge are measured at fair value with gains and losses recorded in the Company’s Consolidated Statements of Operations. Also, in conjunction with the issuance of the Cash Convertible Notes, the Company entered into several warrant transactions with certain counterparties. The warrants meet the definition of derivatives; however, because these instruments have been determined to be indexed to the Company’s own stock, and have been recorded in shareholders’ equity in the Company’s Consolidated Balance Sheets, the instruments are exempt from the scope of GAAP guidance regarding accounting for derivative instruments and hedging activities and are not subject to the fair value provisions set forth therein.

At December 31, 2013, the convertible note hedge had a total fair value of $1.30 billion, which reflects the maximum loss that would be incurred should the parties fail to perform according to the terms of the contract. The counterparties are highly rated diversified financial institutions with both commercial and investment banking operations. The counterparties are required to post collateral against this obligation should they be downgraded below thresholds specified in the contract. Eligible collateral is comprised of a wide range of financial securities with a valuation discount percentage reflecting the associated risk.

The Company regularly reviews the creditworthiness of its financial counterparties and does not expect to incur a significant loss from failure of any counterparties to perform under any agreements.

The Company records all derivative instruments on a gross basis in the Consolidated Balance Sheets. Accordingly, there are no offsetting amounts that net assets against liabilities. The asset and liability balances presented in the tables below reflect the gross amounts of derivatives recorded in the Company’s Consolidated Financial Statements.

Fair Values of Derivative Instruments
Derivatives Designated as Hedging Instruments

	Asset Derivatives
	December 31, 2013		December 31, 2012
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Prepaid expenses and other current assets	$90,305	Prepaid expenses and other current assets	$36,647
Interest rate swaps	Other assets	93,100	Other assets	—
Total		$183,405		$36,647

	Liability Derivatives
	December 31, 2013		December 31, 2012
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Other current liabilities	$15,826	Other current liabilities	$9,823
Foreign currency forward contracts	Other current liabilities	53,123	Other current liabilities	15,863
Total		$68,949		$25,686

Fair Values of Derivative Instruments
Derivatives Not Designated as Hedging Instruments

	Asset Derivatives
	December 31, 2013		December 31, 2012
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Prepaid expenses and other current assets	$6,405	Prepaid expenses and other current assets	$5,818
Purchased cash convertible note hedge	Other assets	1,303,000	Other assets	636,300
Total		$1,309,405		$642,118

	Liability Derivatives
	December 31, 2013		December 31, 2012
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Other current liabilities	$5,362	Other current liabilities	$3,365
Cash conversion feature of Cash Convertible Notes	Long-term debt	1,303,000	Long-term debt	636,300
Total		$1,308,362		$639,665

The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Fair Value Hedging Relationships

	Location of (Loss) or Gain Recognized in Earnings on Derivatives	Amount of (Loss) or Gain Recognized in Earnings on Derivatives
		Year Ended December 31,
(In thousands)		2013	2012	2011
Interest rate swaps	Interest expense	$(17,933)	$19,562	$42,648
Total		$(17,933)	$19,562	$42,648

	Location of Gain or (Loss) Recognized in Earnings on Hedged Items	Amount of Gain or (Loss) Recognized in Earnings on Hedging Items
		Year Ended December 31,
(In thousands)		2013	2012	2011
2016 Senior Notes (1.800% coupon)	Interest expense	$448	$—	$—
2018 Senior Notes (6.000% coupon)	Interest expense	17,073	(6,873)	(29,773)
2023 Senior Notes (3.125% coupon)	Interest expense	15,379	—	—
Total		$32,900	$(6,873)	$(29,773)

The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Cash Flow Hedging Relationships

	Amount of (Loss) or Gain Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)
	Year Ended December 31,
(In thousands)	2013	2012	2011
Foreign currency forward contracts	$(83,784)	$(25,536)	$(55,453)
Interest rate swaps	136,616	(8,168)	15,836
Total	$52,832	$(33,704)	$(39,617)

	Location of Loss Reclassified from AOCE into Earnings (Effective Portion)	Amount of Loss Reclassified from AOCE into Earnings (Effective Portion)
		Year Ended December 31,
(In thousands)		2013	2012	2011
Foreign currency forward contracts	Net revenues	$(60,493)	$(44,217)	$(5,492)
Interest rate swaps	Interest expense	(1,465)	(2,386)	(15,719)
Interest rate swaps	Other (expense) income, net	(818)	—	—
Total		$(62,776)	$(46,603)	$(21,211)

	Location of Gain Excluded from the Assessment of Hedge Effectiveness	Amount of Gain Excluded from the Assessment of Hedge Effectiveness
		Year Ended December 31,
(In thousands)		2013	2012	2011
Foreign currency forward contracts	Other (expense) income, net	$61,636	$58,024	$13,432
Total		$61,636	$58,024	$13,432

At December 31, 2013, the Company expects that approximately $54 million of pre-tax net losses on cash flow hedges will be reclassified from AOCE into earnings during the next 12 months.

The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Net Investment Hedging Relationships

	Amount of Loss Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)
	Year Ended December 31,
(In thousands)	2013	2012	2011
Foreign currency borrowings	$—	$—	$(11,596)
Total	$—	$—	$(11,596)

During the years ended December 31, 2013, 2012 and 2011, there was no gain or loss recognized into earnings on derivatives with net investment hedging relationships.

The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives Not Designated as Hedging Instruments

	Location of Gain or (Loss) Recognized in Earnings on Derivatives	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
		Year Ended December 31,
(In thousands)		2013	2012	2011
Foreign currency forward contracts	Other (expense) income, net	$2,173	$(8,429)	$20,740
Cash conversion feature of Cash Convertible Notes	Other (expense) income, net	(667,000)	(176,300)	12,400
Purchased cash convertible note hedge	Other (expense) income, net	667,000	176,300	(12,400)
Total		$2,173	$(8,429)	$20,740

Fair Value Measurement
Fair value is based on the price that would be received from the sale of an identical asset or paid to transfer an identical liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy has been established that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, as well as considers counterparty credit risk in its assessment of fair value.

Financial assets and liabilities carried at fair value are classified in the tables below in one of the three categories described above:

	December 31, 2013
(In thousands)	Level 1	Level 2	Level 3	Total
Recurring fair value measurements
Financial Assets
Cash equivalents:
Money market funds	$—	$—	$—	$—
Total cash equivalents	—	—	—	—
Trading securities:
Equity securities — exchange traded funds	16,622	—	—	16,622
Total trading securities	16,622	—	—	16,622
Available-for-sale fixed income investments:
U.S. Treasuries	—	12,827	—	12,827
Corporate bonds	—	10,689	—	10,689
Agency mortgage-backed securities	—	701	—	701
Other	—	2,585	—	2,585
Total available-for-sale fixed income investments	—	26,802	—	26,802
Available-for-sale equity securities:
Biosciences industry	204	—	—	204
Total available-for-sale equity securities	204	—	—	204
Foreign exchange derivative assets	—	6,405	—	6,405
Interest rate swap derivative assets	—	183,405	—	183,405
Purchased cash convertible note hedge	—	1,303,000	—	1,303,000
Total assets at recurring fair value measurement	$16,826	$1,519,612	$—	$1,536,438
Financial Liabilities
Foreign exchange derivative liabilities	$—	$58,485	$—	$58,485
Interest rate swap derivative liabilities	—	15,826	—	15,826
Cash conversion feature of Cash Convertible Notes	—	1,303,000	—	1,303,000
Contingent consideration	—	—	664,648	664,648
Total liabilities at recurring fair value measurement	$—	$1,377,311	$664,648	$2,041,959

	December 31, 2012
(In thousands)	Level 1	Level 2	Level 3	Total
Recurring fair value measurements
Financial Assets
Cash equivalents:
Money market funds	$135,209	$—	$—	$135,209
Total cash equivalents	135,209	—	—	135,209
Trading securities:
Equity securities — exchange traded funds	10,913	—	—	10,913
Total trading securities	10,913	—	—	10,913
Available-for-sale fixed income investments:
U.S. Treasuries	—	11,085	—	11,085
Corporate bonds	—	8,189	—	8,189
Agency mortgage-backed securities	—	1,050	—	1,050
Other	—	2,502	—	2,502
Total available-for-sale fixed income investments	—	22,826	—	22,826
Available-for-sale equity securities:
Biosciences industry	102	—	—	102
Total available-for-sale equity securities	102	—	—	102
Foreign exchange derivative assets	—	5,818	—	5,818
Interest rate swap derivative assets	—	36,647	—	36,647
Purchased cash convertible note hedge	—	636,300	—	636,300
Total assets at recurring fair value measurement	$146,224	$701,591	$—	$847,815
Financial Liabilities
Foreign exchange derivative liabilities	$—	$19,228	$—	$19,228
Interest rate swap derivative liabilities	—	9,823	—	9,823
Cash conversion feature of Cash Convertible Notes	—	636,300	—	636,300
Contingent consideration	—	—	379,197	379,197
Total liabilities at recurring fair value measurement	$—	$665,351	$379,197	$1,044,548

For financial assets and liabilities that utilize Level 2 inputs, the Company utilizes both direct and indirect observable price quotes, including the LIBOR yield curve, foreign exchange forward prices, and bank price quotes. For the years ended December 31, 2013 and 2012, there were no transfers between Level 1 and 2 of the fair value hierarchy. Below is a summary of valuation techniques for Level 1 and Level 2 financial assets and liabilities:

•	Cash equivalents — valued at observable net asset value prices.

•	Trading securities — valued at the active quoted market price from broker or dealer quotations or transparent pricing sources at the reporting date.

•	Available-for-sale fixed income investments — valued at the quoted market price from broker or dealer quotations or transparent pricing sources at the reporting date.

•	Available-for-sale equity securities — valued using quoted stock prices from the London Exchange at the reporting date and translated to U.S. Dollars at prevailing spot exchange rates.

•	Interest rate swap derivative assets and liabilities — valued using the LIBOR/EURIBOR yield curves at the reporting date. Counterparties to these contracts are highly rated financial institutions.

•
Foreign exchange derivative assets and liabilities — valued using quoted forward foreign exchange prices at the reporting date. Counterparties to these contracts are highly rated financial institutions.

•
Cash conversion feature of cash convertible notes and purchased convertible note hedge — valued using quoted prices for the Company’s cash convertible notes, its implied volatility and the quoted yield on the Company’s other long-term debt at the reporting date. Counterparties to the purchased convertible note hedge are highly rated financial institutions.

The fair value measurement of contingent consideration is determined using Level 3 inputs. The Company’s contingent consideration represents a component of the total purchase consideration for the respiratory delivery platform, the Agila acquisition and certain other acquisitions. The measurement is calculated using unobservable inputs based on the Company’s own assumptions. For the respiratory platform and certain other acquisitions, significant unobservable inputs in the valuation include the probability and timing of future development and commercial milestones and future profit sharing payments. A discounted cash flow method was used to value contingent consideration at December 31, 2013 and 2012, which was calculated as the present value of the estimated future net cash flows using a market rate of return. Discount rates ranging from 0.8% to 11.3% were utilized in the valuation. For the Agila acquisition, significant unobservable inputs in the valuation include the probability of future payments to the seller of amounts withheld at the closing date. Significant changes in unobservable inputs could result in material changes to the contingent consideration liability. During the years ended December 31, 2013 and 2012, accretion of $32.3 million and $30.7 million, respectively, was recorded in interest expense. A fair value adjustment to increase the liability of approximately $3.1 million during the year ended December 31, 2013, was recorded as a component of selling, general and administrative expense.

Although the Company has not elected the fair value option for financial assets and liabilities, any future transacted financial asset or liability will be evaluated for the fair value election.

Available-for-Sale Securities
The amortized cost and estimated fair value of available-for-sale securities, included in prepaid expenses and other current assets, were as follows:

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2013
Debt securities	$26,533	$286	$(17)	$26,802
Equity securities	—	204	—	204
	$26,533	$490	$(17)	$27,006
December 31, 2012
Debt securities	$21,276	$1,550	$—	$22,826
Equity securities	—	102	—	102
	$21,276	$1,652	$—	$22,928

Maturities of available-for-sale debt securities at fair value as of December 31, 2013, were as follows:

(In thousands)
Mature within one year	$605
Mature in one to five years	10,254
Mature in five years and later	15,943
$26,802